RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair value hierarchy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets measured at fair value:
Cash and cash equivalents	$ 627	$ 642	$ 525	$ 512
Restricted cash	202	68
Investments in equity securities	171	292
Property, plant and equipment, at fair value	44,038	37,828
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	(4,721)	(4,364)
Non-recourse borrowings	(16,243)	(12,847)
Total	22,511	21,066
Transfers out of Level 3 of fair value hierarchy, liabilities	56	0
Level 1
Assets measured at fair value:
Cash and cash equivalents	627
Restricted cash	202
Investments in equity securities	0
Property, plant and equipment, at fair value	0
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	(4,721)
Non-recourse borrowings	(1,793)
Total	(5,685)
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Investments in equity securities	0
Property, plant and equipment, at fair value	0
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	0
Non-recourse borrowings	(14,450)
Total	(14,643)
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Investments in equity securities	171
Property, plant and equipment, at fair value	44,038
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	0
Non-recourse borrowings	0
Total	42,839
IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	9	1
Liabilities measured at fair value:
Derivative financial liabilities	(500)	(189)
IFRS 9 PPAs | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
IFRS 9 PPAs | Level 2
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	(56)
IFRS 9 PPAs | Level 3
Assets measured at fair value:
Financial instrument assets	9
Liabilities measured at fair value:
Derivative financial liabilities	(444)
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	86	33
Liabilities measured at fair value:
Derivative financial liabilities	(74)	(231)
Energy derivative contracts | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Energy derivative contracts | Level 2
Assets measured at fair value:
Financial instrument assets	86
Liabilities measured at fair value:
Derivative financial liabilities	(74)
Energy derivative contracts | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	159	261
Liabilities measured at fair value:
Derivative financial liabilities	(24)	(14)
Interest rate swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Interest rate swaps | Level 2
Assets measured at fair value:
Financial instrument assets	159
Liabilities measured at fair value:
Derivative financial liabilities	(24)
Interest rate swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0	0
Liabilities measured at fair value:
Derivative financial liabilities	(284)	(61)
Foreign exchange swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Foreign exchange swaps | Level 2
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	(284)
Foreign exchange swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity
Liabilities measured at fair value:
Derivative financial liabilities	(935)	$ (353)
Tax equity | Level 1
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity | Level 2
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity | Level 3
Liabilities measured at fair value:
Derivative financial liabilities	$ (935)